Finance Lease Receivables, Net - Summary of Analysis of Aging Finance Lease Receivables Principal (Detail)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance lease receivables	¥ 1,018,749,298	$ 147,704,764	¥ 2,366,189,534
Aging of finance lease receivables principal	1,081,659,889	156,825,942	2,475,643,558
1 to 30 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	38,193,025	5,537,468	90,969,086
31 to 60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	9,008,588	1,306,122	6,290,856
61 to 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	4,917,323	712,945	3,656,847
91 to 120 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	3,545,621	514,067	3,868,995
121 to 150 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	2,951,294	427,897	2,201,790
151 to 180 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	¥ 4,294,740	$ 622,679	¥ 2,466,450